Document and Entity Information	Mar. 31, 2023
Risk/Return:
Registrant Name	EATON VANCE INVESTMENT TRUST
Registrant CIK	0000779991
SEC Form	497
Period end date	Mar. 31, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectuses and each Fund’s Summary Prospectus dated August 1, 2023
Amendment Flag	false